UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total: $261,138
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name


28-13318         Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3860 44521.000 SH      Sole                44521.000
ABB Ltd.                       COM              000375204     4709 222955.000 SH     Sole               222955.000
AT&T Inc.                      COM              00206R102     2080 72722.000 SH      Sole                72722.000
Abbott Laboratories            COM              002824100     1571 30064.000 SH      Sole                30064.000
Air Products & Chemicals       COM              009158106     1117 13485.000 SH      Sole                13485.000
Apache Corp.                   COM              037411105      213 2174.000 SH       Sole                 2174.000
Apple Computer                 COM              037833100      732 2580.000 SH       Sole                 2580.000
Automatic Data Processing      COM              053015103     1638 38964.000 SH      Sole                38964.000
BHP Billiton Ltd.              COM              088606108     2753 36075.000 SH      Sole                36075.000
Baker Hughes Inc               COM              057224107     2899 68050.000 SH      Sole                68050.000
Bank of America Corp.          COM              060505104     4740 361794.000 SH     Sole               361794.000
Baxter International Inc.      COM              071813109     1268 26570.000 SH      Sole                26570.000
Becton Dickinson & Co.         COM              075887109     6581 88813.000 SH      Sole                88813.000
Bristol-Myers Squibb           COM              110122108      240 8870.000 SH       Sole                 8870.000
Buckle Inc                     COM              118440106      652 24575.000 SH      Sole                24575.000
CVS Caremark Corp.             COM              126650100     4594 145996.000 SH     Sole               145996.000
Chevron Corp.                  COM              166764100     2653 32733.000 SH      Sole                32733.000
Cisco Systems Inc.             COM              17275R102     3834 175050.000 SH     Sole               175050.000
Citigroup, Inc.                COM              172967101      102 26000.000 SH      Sole                26000.000
Clorox Corp.                   COM              189054109     1286 19259.000 SH      Sole                19259.000
Coach Inc.                     COM              189754104     3792 88275.000 SH      Sole                88275.000
Coca Cola Co.                  COM              191216100     1722 29425.000 SH      Sole                29425.000
Colgate Palmolive Co.          COM              194162103     7054 91771.000 SH      Sole                91771.000
ConocoPhillips                 COM              20825C104     5640 98212.000 SH      Sole                98212.000
Corning Inc.                   COM              219350105     5881 321740.000 SH     Sole               321740.000
Dell Inc.                      COM              24702R101     2881 222095.000 SH     Sole               222095.000
Diamond Offshore Drilling      COM              25271C102     1515 22350.000 SH      Sole                22350.000
DuPont de Nemours              COM              263534109     3393 76050.000 SH      Sole                76050.000
Duke Energy Co.                COM              26441C105      592 33445.000 SH      Sole                33445.000
Eastern Insurance Holdings, In COM              276534104      628 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102     1465 17757.000 SH      Sole                17757.000
Eaton Vance Corp               COM              278265103     1665 57320.000 SH      Sole                57320.000
Emerson Electric Co.           COM              291011104      221 4203.000 SH       Sole                 4203.000
Exelon Corp.                   COM              30161N101      195 4574.000 SH       Sole                 4574.000
Exxon Mobil Corp.              COM              30231G102     5883 95215.998 SH      Sole                95215.998
Family Dollar Stores, Inc.     COM              307000109     1223 27700.000 SH      Sole                27700.000
Ford Motor                     COM              345370860      131 10700.000 SH      Sole                10700.000
Freeport-McMoRan Copper & Gold COM              35671D857     1836 21500.000 SH      Sole                21500.000
General Dynamics               COM              369550108     2737 43575.000 SH      Sole                43575.000
General Electric Co.           COM              369604103     3735 229873.000 SH     Sole               229873.000
Goldcorp Inc.                  COM              380956409     1942 44615.000 SH      Sole                44615.000
Google, Inc.                   COM              38259P508      407  775.000 SH       Sole                  775.000
Harris Corp.                   COM              413875105     5829 131607.000 SH     Sole               131607.000
Harsco Corp.                   COM              415864107     1384 56310.000 SH      Sole                56310.000
Hasbro Inc.                    COM              418056107      651 14625.000 SH      Sole                14625.000
Hess Corp                      COM              42809H107      268 4525.000 SH       Sole                 4525.000
Hewlett Packard Co Com         COM              428236103     3999 95060.000 SH      Sole                95060.000
Honeywell International Inc.   COM              438516106     1727 39310.000 SH      Sole                39310.000
ITT Corporation                COM              450911102     4212 89946.000 SH      Sole                89946.000
Illinois Tool Works            COM              452308109     4881 103800.000 SH     Sole               103800.000
Intel Corp.                    COM              458140100     4596 239351.000 SH     Sole               239351.000
International Business Machine COM              459200101     4600 34289.000 SH      Sole                34289.000
Itron, Inc.                    COM              465741106     2017 32940.000 SH      Sole                32940.000
J M Smucker Co.                COM              832696405     1087 17955.000 SH      Sole                17955.000
JP Morgan Chase & Co.          COM              46625H100      203 5327.000 SH       Sole                 5327.000
Johnson & Johnson              COM              478160104     6408 103420.000 SH     Sole               103420.000
Johnson Controls Inc.          COM              478366107     6358 208470.000 SH     Sole               208470.000
KeyCorp                        COM              493267108      153 19212.000 SH      Sole                19212.000
Kimberly-Clark Corp.           COM              494368103     1469 22575.000 SH      Sole                22575.000
Kroger Company                 COM              501044101     3724 171951.000 SH     Sole               171951.000
Lockheed Martin Corp.          COM              539830109      849 11910.000 SH      Sole                11910.000
M&T Bank Corp.                 COM              55261F104     2189 26761.000 SH      Sole                26761.000
Marathon Oil Corporation       COM              565849106     5738 173350.000 SH     Sole               173350.000
Mattel, Inc.                   COM              577081102      885 37725.000 SH      Sole                37725.000
McCormick & Co. Inc.           COM              579780206     3496 83158.000 SH      Sole                83158.000
McDonalds Corp.                COM              580135101     1541 20680.000 SH      Sole                20680.000
Medtronic, Inc.                COM              585055106     1323 39405.000 SH      Sole                39405.000
Microsoft Corp.                COM              594918104     5278 215524.000 SH     Sole               215524.000
Morgan Stanley                 COM              617446448     3136 127055.000 SH     Sole               127055.000
NextEra Energy, Inc. (Formerly COM              65339f101     1076 19775.000 SH      Sole                19775.000
Nike Inc.                      COM              654106103     4514 56325.000 SH      Sole                56325.000
Northern Trust Corporation     COM              665859104     2931 60750.000 SH      Sole                60750.000
Northrop Grumman Corp.         COM              666807102     1161 19150.000 SH      Sole                19150.000
Novartis AG ADR                COM              66987V109      712 12345.000 SH      Sole                12345.000
Nucor Corp.                    COM              670346105     2862 74910.000 SH      Sole                74910.000
PPG Industries Inc.            COM              693506107     1455 19990.000 SH      Sole                19990.000
PPL Corporation                COM              69351T106     1219 44755.000 SH      Sole                44755.000
Parker-Hannifin Co.            COM              701094104      229 3265.000 SH       Sole                 3265.000
Pepsico Inc.                   COM              713448108     7416 111623.000 SH     Sole               111623.000
Procter & Gamble Co.           COM              742718109      597 9950.000 SH       Sole                 9950.000
Rayonier Inc.                  COM              754907103      990 19754.000 SH      Sole                19754.000
Raytheon Co.                   COM              755111507     1366 29890.000 SH      Sole                29890.000
Rome Bancorp Inc. New          COM              77587P103      109 11722.000 SH      Sole                11722.000
Southern Company               COM              842587107     1385 37182.000 SH      Sole                37182.000
Spectra Energy                 COM              847560109     1021 45275.000 SH      Sole                45275.000
T. Rowe Price Group Inc.       COM              74144T108     6150 122842.000 SH     Sole               122842.000
Teva Pharmaceutical ADR        COM              881624209     6423 121765.000 SH     Sole               121765.000
The Bank of New York Mellon Co COM              064058100     1264 48360.000 SH      Sole                48360.000
The TJX Companies, Inc.        COM              872540109     4999 112010.000 SH     Sole               112010.000
Total ADR                      COM              89151E109     1726 33440.000 SH      Sole                33440.000
Tupperware Brands Corporation  COM              899896104     5994 130985.000 SH     Sole               130985.000
Unilever PLC ADR               COM              904767704     1085 37291.000 SH      Sole                37291.000
United Technologies Corp.      COM              913017109     2971 41715.000 SH      Sole                41715.000
VF Corp.                       COM              918204108     1430 17645.000 SH      Sole                17645.000
Verizon Communications Inc.    COM              92343V104     1640 50319.000 SH      Sole                50319.000
Wal-Mart Stores                COM              931142103      222 4150.000 SH       Sole                 4150.000
Waste Management Inc.          COM              94106L109     1261 35280.000 SH      Sole                35280.000
Whirlpool Corp.                COM              963320106     1136 14030.000 SH      Sole                14030.000
Yum Brands Inc.                COM              988498101     5163 112099.000 SH     Sole               112099.000
S&P 500 Depository Receipt     ETF              78462F103     1464 12825.000 SH      Sole                12825.000
SPDR KBW Bank                  ETF              78464A797     4461 194365.000 SH     Sole               194365.000
SPDR S&P Metals & Mining       ETF              78464A755      262 4902.000 SH       Sole                 4902.000
iShares MSCI Emerging Markets  ETF              464287234     3386 75630.000 SH      Sole                75630.000
iShares Russell 1000 Growth In ETF              464287614      223 4350.000 SH       Sole                 4350.000
Cohen & Steers Realty Funds                     192476109      193 3548.172 SH       Sole                 3548.172
Vanguard International Explore                  921946208      585 38339.490 SH      Sole                38339.490